Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2020
(Loss) earnings per share - Basic and Diluted
Schedule of Components of Basic and Diluted Earnings Per Share

Components of basic and diluted earnings (loss) per share were as follows for the year ended December 31, 2020, 2019, and 2018:

	2020	2019*	2018*
Net (loss) income attributable to the Company	$(17,694,775)	$(3,582,332)	$1,691,983
Weighted average outstanding ordinary shares-Basic	7,373,347	6,964,740	6,809,938
-dilutive effect of stock options- employees	-	-	111,553
-dilutive effect of stock options- nonemployees	-	-	6,106
Weighted average outstanding ordinary shares- Diluted	7,373,347	6,964,740	6,927,597
(Loss) earnings per share:
Basic	$(2.40)	$(0.54)	$0.24
Diluted	$(2.40)	$(0.54)	$0.24